Receivables and Other Current Assets (Summary of Receivables and Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables and Other Current Assets [Abstract]
Customer accounts receivable - billed	$ 834	$ 805
Customer accounts receivable - unbilled	342	363
Capitalized transportation capacity	216	358
Cash collateral provided to others	198	101
Prepaid expenses	105	105
Income taxes receivable	22	10
Allowance for credit losses	(12)	(15)
Other	106	90
Total receivables and other current assets	$ 1,811	$ 1,817